Related Party Balances and Transactions - Convertible notes issued to related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Convertible notes issued to related parties	¥ 15,316	¥ 123,945	¥ 1,535,840
Huang River Investment Limited
Related Party Transaction [Line Items]
Convertible notes issued to related parties	¥ 15,316	22,018	920,914
Serene View Investment Limited
Related Party Transaction [Line Items]
Convertible notes issued to related parties		¥ 101,927	¥ 614,926